Net Borrowings - Schedule of Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%	2.60%	2.60%	3.50%	3.30%
Percentage of ownership interest in subsidiaries	100.00%
Unamortised finance costs | £	£ 60			£ 61	£ 72
Diageo Investment Corporation [member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest in subsidiaries	100.00%
5.75% bonds due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 1,250
Interest rate	5.75%	5.75%	5.75%
Maturity	2017
1.125% bonds due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 650
Interest rate	1.125%	1.125%	1.125%
Maturity	2018
4.85% medium term notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 200
Interest rate	4.85%	4.85%	4.85%
Maturity	2018
1.125% bonds due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	1.125%	1.125%	1.125%
Maturity	2019
1.125% bonds due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 850
Interest rate	1.125%	1.125%	1.125%
Maturity	2019
4.828% bonds due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 696
Interest rate	4.828%	4.828%	4.828%
Maturity	2020
Floating bonds due two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Maturity	2020
Three percentage bonds due two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.00%	3.00%	3.00%
Maturity	2020
0.00% bonds due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 775
Interest rate	0.00%	0.00%	0.00%
Maturity	2020
2.875% bonds due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 1,000
Interest rate	2.875%	2.875%	2.875%
Maturity	2022
8% bonds due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 300
Interest rate	8.00%	8.00%	8.00%
Maturity	2022
2.625% bonds due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 1,350
Interest rate	2.625%	2.625%	2.625%
Maturity	2023
Three point five percentage bonds due two thousand and twenty three [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.50%	3.50%	3.50%
Maturity	2023
1.75% bonds due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	1.75%	1.75%	1.75%
Maturity	2024
0.50% bonds due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	0.50%	0.50%	0.50%
Maturity	2024
2.375% bonds due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 850
Interest rate	2.375%	2.375%	2.375%
Maturity	2026
Three point eight seven five percentage bonds due two thousand and twenty eight [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.875%	3.875%	3.875%
Maturity	2028
7.45% bonds due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 400
Interest rate	7.45%	7.45%	7.45%
Maturity	2035
5.875% bonds due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 600
Interest rate	5.875%	5.875%	5.875%
Maturity	2036
4.25% bonds due 2042 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	4.25%	4.25%	4.25%
Maturity	2042
3.875% bonds due 2043 [member]
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.875%	3.875%	3.875%
Maturity	2043